Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 10,911,087	$ 17,141,775
Trade and other receivables, net	370,931	259,138
Inventories	387,178	175,469
Prepaid expenses	455,934	801,959
Total current assets	12,125,130	18,378,341
Property and equipment, net	1,617,228	661,692
Intangible assets	3,630,384
Right-of-use assets	1,932,258	1,177,695
Other assets	106	23,275
Total assets	19,305,106	20,241,003
Current Liabilities
Accounts payable and accrued liabilities	4,326,662	2,916,679
Convertible loan	43,637	43,057
Convertible promissory note at fair value	5,015,000
Convertible debt - related party	32,615	32,181
Silent partnership	211,994	759,168
Silent partnership - related party	211,994	206,167
Payable for acquisition of intangible asset current portion – related party	393,483
Lease liabilities	472,767	285,354
Total current liabilities	10,708,152	4,242,606
Silent partnerships	721,137	687,128
Silent partnerships - related party	263,324	256,086
Lease liabilities	1,560,408	959,116
Intellectual property acquisition liability - related party	874,698
Total liabilities	14,127,719	6,144,936
Shareholders’ equity
Share capital	175,785	164,896
Share premium	43,212,004	38,831,542
Reserve	19,732,949	18,079,741
Accumulated deficit	(57,844,937)	(43,032,294)
Accumulated other comprehensive income (loss)	(98,414)	52,182
Total shareholders’ equity	5,177,387	14,096,067
Total liabilities and shareholders’ equity	$ 19,305,106	$ 20,241,003